Real Estate and Other Assets Owned - Company's Balance in Both Real Estate and Other Assets Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	$ 1,736	$ 1,927
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	943	1,768
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	55	$ 159
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other assets owned	$ 738